Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities And Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Salary and welfare payable	124,191	215,551
Accrued expenses for paid and promotional courses (1)	91,319	141,163
Accrued operating expenses (2)	61,331	133,096
Refund liabilities (3)	5,907	22,869
Payable for acquisitions of property and equipment	4,096	13,024
Payable related to the IPO issuance cost	-	9,684
Other tax payable	6,641	4,400
Notes payable to suppliers (4)	13,698	-
Warrant liabilities	1,848	-
	309,031	539,787

(1)

Accrued expenses for paid and promotional courses represented accrued expenses for online K-12 tutoring services, mainly teaching material and human resource service fee to third-party service providers.

(2)	Accrued operating expenses mainly represented free gifts to users of in-school products, technical support expenses and other operating expenses.
(3)	Refund liabilities represented the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.
(4)	Notes payable to suppliers represented the payables in relation to the production of learning materials.